Indebtedness to related parties (Details Narrative) € in Thousands				1 Months Ended					12 Months Ended
	Dec. 15, 2022 USD ($) shares	Dec. 15, 2022 EUR (€) shares	Nov. 12, 2020 USD ($)	Dec. 31, 2022 USD ($)	Aug. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 28, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Apr. 01, 2021 USD ($)	Apr. 01, 2021 EUR (€)	Dec. 31, 2020 USD ($)
Recapitalization by WISeKey International Holding Ltd									$ 7,348,000	$ 0
the "Group"
Debt remission											$ 5,871,714	€ 5,000
Proceeds from related party				$ 283,754	$ 381,879	$ 444,542	$ 1,910,754	$ 1,463,664
Interest rate				3.00%	3.00%	3.00%	3.00%	3.00%
Maturity date				Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Long term debt				$ 11,354,925			$ 16,017,114		11,354,925	16,017,114			$ 12,326,275
Unamortized debt discount				35,340			399,762		35,340	399,762			63,091
Long term debt, carrying value				$ 11,319,585			$ 15,617,352		$ 11,319,585	15,617,352			$ 12,263,184
Amortization of debt discount										$ 355,327
WISeKey International Holding AG
Line of credit extended to shareholder loans			$ 4,000,000
Line of credit facility, additional information			to be drawn down over six months from the date of the commitment, in instalments of between USD 1 million and USD 1.5 million
Line of Credit Facility, Interest Rate During Period			3.00%
Debt conversion, converted amount	$ 7,348,397	€ 7,000
Debt conversion, shares issued | shares	175,000	175,000
Share capital	$ 183,710
Recapitalization by WISeKey International Holding Ltd	$ 7,164,687